Income taxes (Tables)	12 Months Ended
Mar. 31, 2019
Income Taxes [Abstract]
Schedule of Major Components of Tax Expense (Income)
The components of the provision for income tax are as follows:

	2019	2018	2017
	$	$	$
Current income tax expense
Current period	45.1	24.4	8.7
Adjustment in respect of prior periods	—	0.2	0.2
	45.1	24.6	8.9
Deferred income tax (recovery) expense
Origination and reversal of temporary differences	(5.7)	4.3	0.6
Effect of change in income tax rates	(0.4)	0.4	(0.1)
Adjustment in respect of prior periods	(0.1)	(0.2)	(0.5)
	(6.2)	4.5	—
Income tax expense	38.9	29.1	8.9

Schedule of Effective Income Tax Rate Reconciliation
The effective income tax rates differ from the weighted average basic Canadian federal and provincial statutory income tax rates for the following reasons:

	2019	2018	2017
	$	$	$
Income before income taxes	182.5	125.2	30.5
	25.43%	25.38%	25.30%
Income tax at expected statutory rate	46.4	31.8	7.7
Non-deductible (taxable) items	0.2	(0.3)	0.4
Non-deductible stock option expense	0.9	0.4	1.4
Effect of foreign tax rates	(9.4)	(2.9)	(0.3)
Non-deductible (taxable) foreign exchange loss (gain)	0.7	(0.1)	(0.1)
Other items	0.1	0.2	(0.2)
Income tax expense	38.9	29.1	8.9

Schedule of Deferred Tax Assets and Liabilities
The change in the year in the components of deferred tax assets and liabilities are as follows:

		Change in the year affecting
	2018	Net income	Other comprehensive income	2019
	$	$	$	$
Losses carried forward	1.9	1.1	—	3.0
Employee future benefits	0.1	—	0.1	0.2
Other liabilities	8.1	1.5	(0.7)	8.9
Unrealized profit in inventory	2.1	6.2	—	8.3
Provisions	2.4	0.8	—	3.2
Total deferred tax asset	14.6	9.6	(0.6)	23.6
Intangible assets	(3.4)	(0.9)	—	(4.3)
Property, plant and equipment	(21.5)	(2.3)	—	(23.8)
Total deferred tax liabilities	(24.9)	(3.2)	—	(28.1)
Net deferred tax liabilities	(10.3)	6.4	(0.6)	(4.5)
The change in deferred tax assets and liabilities as presented in the statement of financial position are as follows:

		Change in the year affecting
	2018	Net income	Other comprehensive income	2019
	$	$	$	$
Deferred tax assets	3.0	9.2	—	12.2
Deferred tax liabilities	(13.3)	(2.8)	(0.6)	(16.7)
	(10.3)	6.4	(0.6)	(4.5)

Schedule of Tax Loss Carryforwards
The corporate entities within Canada Goose have the following tax-loss carry-forwards that are expected to expire in the following years, if not utilized.

$
2034	0.6
2036	2.1
2038	2.2
2039	4.9
2040 and thereafter	1.4
11.2